Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Registrant Name	SPECIFICITY, INC.
Entity Central Index Key	0001840102
Entity Tax Identification Number	85-4017786
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	410 S. Ware Blvd.
Entity Address, Address Line Two	Suite 508
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33619
City Area Code	(813)
Local Phone Number	364-4744
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false